FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial liabilities:
8.04% First Preferred Mortgage Note Percentage	8.04%
Level 1
Financial assets:
Restricted cash and investments	35,268
Financial liabilities:
Term Notes	0
Level 2
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	38,980
Level 3
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	0